Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Segments for the Company’s Continuing Operations

The following table presents summary information by segments for the Company’s continuing operations for the six months ended June 30, 2025 and 2024:

	For the Six Months Ended June 30, 2025
	Equipment and accessories	Craft beer and vending machine	Total
Revenues	$1,023,796	$25,545	$1,049,341
Cost of goods sold	852,888	11,118	864,006
Gross profit	170,908	14,427	185,335
Interest expense and charges	(20,777)	(62)	(20,839)
Interest income	266	1	267
Depreciation and amortization	111,387	11,027	122,414
Capital expenditures	-	(53,884)	(53,884)
Income tax expenses	-	-	-
Segment loss	(1,351,716)	(57,186)	(1,408,902)
Segment assets	$32,895,647	$8,509,401	$41,405,048

	For the Six Months Ended June 30, 2024
	Machinery and Equipment sales	Craft beer and vending machine	Total
Revenues	$768,361	$-	$768,361
Cost of goods sold	435,806	-	435,806
Gross profit	332,555	-	332,555
Interest expense and charges	(1,628)	-	(1,628)
Interest income	212	-	212
Depreciation and amortization	7,808	-	7,808
Capital expenditures	-	-	-
Income tax expenses	-	-	-
Segment loss	(523,660)	-	(523,660)
Segment assets	$33,671,537	$-	$33,671,537